UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Money Market
Central Fund

June 30, 2008

1.818373.103

CFM-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 22.6%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 7.2%
Banco Santander SA
7/15/08	4.18%	$ 1,000,000	$ 1,000,004
Barclays Bank PLC
12/29/08	3.20	3,000,000	3,000,000
Calyon
10/1/08 to 12/18/08	2.98 to 3.30	5,000,000	5,000,000
Credit Agricole SA
11/3/08	3.06	2,000,000	2,000,000
Credit Industriel et Commercial
7/17/08 to 9/30/08	2.95 to 3.12	9,000,000	9,000,000
HSBC Bank PLC
9/25/08	2.80	3,000,000	3,000,036
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	6,000,000	6,000,000
National Australia Bank Ltd.
12/29/08	3.16	2,000,000	2,000,000
Societe Generale
7/7/08 to 9/5/08	2.82 to 4.60	4,000,000	4,000,000
UniCredit SpA
9/18/08 to 9/19/08	3.12 to 3.15	5,000,000	5,000,000
			40,000,040
New York Branch, Yankee Dollar, Foreign Banks - 15.4%
Abbey National Treasury Services PLC
8/19/08	2.92 (c)	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria SA
7/7/08 to 10/22/08	2.48 to 3.00	7,000,000	7,000,000
Banco Santander SA
10/20/08 to 10/22/08	2.75 to 3.06	5,000,000	5,000,000
Bank of Montreal
7/23/08	3.03 (c)	2,000,000	2,000,000
Bank of Scotland PLC
7/7/08 to 9/26/08	2.64 to 2.99 (c)	13,000,000	13,000,000
Barclays Bank PLC
7/18/08 to 12/2/08	2.88 to 3.00	5,000,000	5,000,000
BNP Paribas SA
10/2/08 to 4/20/09	2.65 to 2.75	4,000,000	4,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/1/08	2.90%	$ 2,000,000	$ 2,000,000
Credit Suisse First Boston
7/28/08	3.00 (c)	5,000,000	5,000,000
Deutsche Bank AG
7/7/08 to 9/3/08	2.75 to 2.91 (c)	9,000,000	9,000,000
Intesa Sanpaolo SpA
8/1/08	3.00 (c)	2,000,000	2,000,000
Intesa Sanpaolo SpA New York Branch
7/14/08 to 7/19/08	2.98 to 3.01 (c)	7,000,000	7,000,000
Landesbank Hessen-Thuringen
7/30/08	3.10	3,000,000	3,000,000
Natixis SA
7/28/08	3.10	5,000,000	5,000,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	2,000,000	2,000,000
Royal Bank of Canada
9/26/08	2.80	2,000,000	2,000,048
Royal Bank of Scotland PLC
12/12/08	3.18	1,000,000	1,000,000
San Paolo IMI SpA
4/21/09	3.15	2,000,000	2,000,000
Societe Generale
7/24/08	3.07	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
7/8/08	2.52	3,000,000	3,000,000
UniCredit SpA
10/1/08	2.75	2,000,000	2,000,025
			86,000,073
TOTAL CERTIFICATES OF DEPOSIT			126,000,113
Commercial Paper - 17.9%

Altria Group, Inc.
7/7/08 to 7/16/08	2.71 to 2.79	3,000,000	2,997,392
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
American Water Capital Corp.
7/7/08	2.84%	$ 1,000,000	$ 999,528
Banco Espirito Santo
7/17/08	2.98	1,000,000	998,685
Burlington Northern Santa Fe Corp.
7/10/08	2.91 (b)	1,000,000	999,275
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/08 to 8/29/08	2.84 to 3.22	6,000,000	5,987,296
Danske Corp.
7/9/08	2.51	4,000,000	3,997,778
Dominion Resources, Inc.
7/1/08 to 7/14/08	2.86 to 2.93	2,000,000	1,998,971
Edison Asset Securitization LLC
9/4/08	2.79	1,000,000	995,035
Emerald Notes (BA Credit Card Trust)
7/7/08 to 8/21/08	3.04 to 3.12	4,000,000	3,986,844
International Lease Financial Corp.
7/24/08 to 7/25/08	3.01	2,000,000	1,996,083
ITT Corp.
7/1/08 to 7/28/08	2.86 to 3.01	2,000,000	1,997,750
JPMorgan Chase & Co.
8/4/08	2.92	2,000,000	1,994,569
Kitty Hawk Funding Corp.
7/14/08 to 7/25/08	2.54 to 2.59	2,000,000	1,997,366
Michigan Gen. Oblig.
9/2/08	3.75	1,200,000	1,200,000
Natexis Banques Populaires US Finance Co. LLC
8/29/08	2.74	3,000,000	2,986,627
Nationwide Building Society
7/8/08 to 7/22/08	2.62 to 2.86	5,000,000	4,993,294
Nissan Motor Acceptance Corp.
7/23/08 to 7/29/08	3.01	2,000,000	1,995,833
Palisades Notes (Citibank Omni Master Trust)
7/14/08 to 7/22/08	2.87 to 2.91	4,000,000	3,994,413
Rockies Express Pipeline LLC
7/7/08	3.07	1,000,000	999,492
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Santander Finance, Inc.
9/24/08	2.49%	$ 5,000,000	$ 4,970,958
Sheffield Receivables Corp.
7/2/08 to 8/19/08	2.51 to 2.79	6,000,000	5,988,573
Societe Generale North America, Inc.
7/24/08 to 8/5/08	2.97 to 3.07	8,000,000	7,980,746
Spectra Energy Capital, LLC
7/17/08	3.06	1,000,000	998,644
Textron Financial Corp.
7/2/08 to 7/11/08	2.82 to 3.00	3,000,000	2,998,538
Thames Asset Global Securities No. 1, Inc.
7/3/08 to 9/12/08	2.57 to 2.82	20,000,000	19,961,084
Transocean, Inc.
7/1/08 to 7/11/08	2.91 to 3.02	3,000,000	2,998,692
Tyco Electronics Group SA
7/28/08	3.01	1,000,000	997,750
UniCredito Italiano Bank (Ireland) PLC
7/24/08 to 7/29/08	3.10 to 3.12	4,000,000	3,991,256
Variable Funding Capital Co. LLC
9/12/08	2.78	1,000,000	994,403
Wisconsin Energy Corp.
7/7/08	2.91	1,000,000	999,517
TOTAL COMMERCIAL PAPER			99,996,392
Federal Agencies - 1.1%

Freddie Mac - 1.1%
7/18/08 to 7/21/08	2.45 to 2.46 (c)	6,000,000	5,999,756
U.S. Treasury Obligations - 0.6%
Due Date	Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 0.6%
10/16/08 to 11/28/08	1.39 to 1.94%	$ 3,539,000	$ 3,517,525
Master Notes - 3.6%

Asset Funding Co. III LLC
7/7/08 to 7/14/08	2.51 to 2.91 (c)(d)	14,000,000	14,000,000
Goldman Sachs Group, Inc.
7/15/08	3.19 (d)	3,000,000	3,000,000
Lehman Brothers Holdings, Inc.
7/1/08 to 7/11/08	2.56 to 2.65 (c)(d)	3,000,000	3,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 40.5%

AIG Matched Funding Corp.
7/1/08 to 7/21/08	2.51 to 2.83 (b)(c)	6,000,000	6,000,000
Allstate Life Global Funding Trusts
9/22/08	3.05 (c)	1,000,000	1,000,000
American Honda Finance Corp.
8/5/08 to 9/18/08	2.91 to 2.94 (b)(c)	2,000,000	2,000,000
ASIF Global Financing XXX
7/23/08	2.51 (b)(c)	9,000,000	9,000,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	5,000,000	5,000,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	12,000,000	11,999,959
Bank of Montreal
7/7/08	2.95 (b)(c)	2,000,000	2,000,000
Bayerische Landesbank Girozentrale
7/15/08 to 8/19/08	2.75 to 2.76 (c)	10,000,000	10,000,000
BMW U.S. Capital LLC
7/15/08	2.51 (c)	1,000,000	1,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
7/3/08 to 8/13/08	2.40 to 2.90% (c)	$ 12,700,000	$ 12,699,810
BP Capital Markets PLC
9/11/08	2.79 (c)	3,000,000	3,000,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	5,000,000	5,000,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	3,000,000	3,000,000
Citigroup Funding, Inc.
8/13/08 to 8/14/08	2.68 to 2.69 (c)	9,000,000	9,000,000
Commonwealth Bank of Australia
7/3/08	2.88 (b)(c)	5,000,000	5,000,000
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	2,000,000	2,000,000
General Electric Capital Corp.
7/7/08 to 7/24/08	2.47 to 2.51 (c)	16,000,000	16,000,000
Genworth Life Insurance Co.
7/2/08	2.53 (c)(d)	5,000,000	5,000,000
HSBC Finance Corp.
7/24/08	2.54 (c)	3,000,000	3,000,000
HSH Nordbank AG
7/21/08 to 7/23/08	2.49 to 2.55 (b)(c)	8,000,000	7,999,999
ING USA Annuity & Life Insurance Co.
7/24/08	3.18 (c)(d)	2,000,000	2,000,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	3,000,000	2,999,986
Merrill Lynch & Co., Inc.
7/15/08	2.61 (c)	5,000,000	5,000,000
Metropolitan Life Global Funding I
7/7/08	2.50 (b)(c)	2,626,000	2,626,000
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	1,000,000	1,000,000
Morgan Stanley
7/1/08 to 7/28/08	2.19 to 2.60 (c)	9,000,000	9,000,000
National Australia Bank Ltd.
9/8/08	2.88 (b)(c)	3,000,000	3,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
New York Life Insurance Co.
8/29/08 to 9/29/08	2.85 to 2.96% (c)(d)	$ 7,000,000	$ 7,000,000
Pacific Life Global Funding
7/7/08	2.53 (b)(c)	2,000,000	2,000,277
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	1,000,000	1,000,000
Royal Bank of Canada
7/15/08	2.87 (b)(c)	4,000,000	4,000,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(d)	1,000,000	1,000,000
Sigma Finance, Inc.
7/1/08	2.77 (b)(c)	6,000,000	6,000,000
8/1/08	5.40 (b)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
9/5/08	2.67 (b)(c)	5,000,000	5,000,000
Svenska Handelsbanken AB
7/7/08	2.94 (b)(c)	4,000,000	4,000,000
UniCredito Italiano Bank (Ireland) PLC
7/11/08 to 7/15/08	2.49 to 2.71 (b)(c)	7,500,000	7,499,840
Verizon Communications, Inc.
9/17/08	2.86 (c)	4,000,000	4,000,000
Wachovia Bank NA
7/25/08	2.99 (c)	4,000,000	4,000,000
Wells Fargo & Co.
7/15/08	2.55 (b)(c)	10,000,000	10,000,000
Wells Fargo & Co., tender
5/1/09	3.55 (c)	2,000,000	2,000,844
WestLB AG
7/10/08 to 9/30/08	2.52 to 2.85 (b)(c)	7,000,000	7,000,000
Westpac Banking Corp.
8/6/08 to 9/4/08	2.90 to 2.93 (b)(c)	11,000,000	10,997,327
9/11/08	2.75 (c)	2,000,000	2,000,617
TOTAL MEDIUM-TERM NOTES			225,824,659
Asset-Backed Securities - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Master Funding Trust I
5/26/09	2.73% (b)(c)	$ 2,000,000	$ 2,000,000
Municipal Securities - 0.1%
Denver City & County School District # 1 Series 2008 A, 2.7%, VRDN
7/7/08	2.70 (c)	$ 500,000	$ 500,000
Denver City & County School District # 1 Series 2008 B1, 2.7%, VRDN
7/7/08	2.70 (c)	$ 300,000	$ 300,000
TOTAL MUNICIPAL SECURITIES			800,000
Repurchase Agreements - 13.7%
	Maturity Amount	Value
In a joint trading account at 3.17% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	$ 761,067	761,000
With:
Banc of America Securities LLC At 2.75%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $3,150,263)	3,000,229	3,000,000
Deutsche Bank Securities, Inc. At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $9,451,418, 1.5% - 3%, 5/15/24 - 6/30/33)	9,000,675	9,000,000
Goldman Sachs & Co. At:
2.75%, dated 6/30/08 due 7/7/08 (Collateralized by Commercial Paper Obligations valued at $1,030,079, 7/25/08)	1,000,535	1,000,000
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by Commercial Paper Obligations valued at $3,112,249, 7/25/08)	3,021,840	3,000,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $2,069,786, 7/30/08)	2,016,500	2,000,000
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $3,126,246, 7/30/08)	3,046,155	3,000,000
Lehman Brothers, Inc. At:
2.7%, dated 6/4/08 due 7/8/08 (Collateralized by Corporate Obligations valued at $2,107,394, 7.06%, 12/20/37)	2,005,100	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Lehman Brothers, Inc. At: - continued
2.72%, dated:
6/10/08 due 7/15/08 (Collateralized by Corporate Obligations valued at $1,053,697, 7.06%, 12/20/37)	$ 1,002,644	$ 1,000,000
6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $18,901,576, 8.6% - 11%, 5/15/15 - 1/15/27)	18,001,360	18,000,000
UBS Warburg LLC At 2.71%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $26,251,489, 6.13% - 8.13%, 9/1/08 - 12/15/08)	25,001,882	25,000,000
Wachovia Securities, Inc. At:
2.72%, dated 6/27/08 due 7/25/08 (Collateralized by Commercial Paper Obligations valued at $2,060,623, 7/7/08)	2,004,232	2,000,000
3.04%, dated 6/10/08 due 9/10/08 (Collateralized by Commercial Paper Obligations valued at $5,159,122, 7/7/08 - 7/17/08)	5,038,797	5,000,000
3.05%, dated 6/19/08 due 9/19/08 (Collateralized by Commercial Paper Obligations valued at $2,062,096, 7/7/08 - 7/17/08)	2,015,595	2,000,000
TOTAL REPURCHASE AGREEMENTS		76,761,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $560,899,445)		560,899,445
NET OTHER ASSETS - (0.5)%		(2,717,878)
NET ASSETS - 100%		$ 558,181,567
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,122,704 or 21.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 6.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 2.51% 7/7/08	11/7/06	$ 5,000,000
2.52%, 7/7/08	8/29/06	$ 5,000,000
2.91%, 7/14/08	10/10/07	$ 4,000,000
Genworth Life Insurance Co. 2.53%, 7/2/08	7/31/07	$ 5,000,0000
Goldman Sachs Group, Inc. 3.19%, 7/15/08	2/14/08	$ 3,000,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 2,000,000
Security	Acquisition Date	Cost
Lehman Brothers Holdings, Inc.: 2.56%, 7/11/08	1/10/07	$ 2,000,000
2.65%, 7/1/08	12/11/06	$ 1,000,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 2,000,000
2.96%, 9/29/08	3/28/08	$ 5,000,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$761,000 due 7/01/08 at 3.17%
BNP Paribas Securities Corp.	$ 6,382
Barclays Capital, Inc.	52,609
ING Financial Markets LLC	255,276
J.P. Morgan Securities, Inc.	319,096
RBC Capital Markets Corp.	31,909
UBS Securities LLC	95,728
$ 761,000
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $560,899,445.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Ultra-Short Central Fund

June 30, 2008

1.816020.104

USC-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Time Warner, Inc. 2.915% 11/13/09 (d)	$ 17,086,000	$ 16,603,850
Viacom, Inc. 3.1263% 6/16/09 (d)	4,430,000	4,383,264
		20,987,114
FINANCIALS - 2.7%
Capital Markets - 0.7%
VTB Capital SA 3.3844% 8/1/08 (b)(d)	29,900,000	29,601,000
Commercial Banks - 1.5%
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (b)(d)	6,834,000	6,375,439
HSBC Holdings PLC 2.9275% 10/6/16 (d)	6,664,000	6,095,841
Manufacturers & Traders Trust Co. 4.1975% 4/1/13 (b)(d)	4,485,000	4,296,845
PNC Funding Corp. 3.0394% 1/31/12 (d)	17,000,000	16,005,228
Santander Issuances SA Unipersonal 3.1625% 6/20/16 (b)(d)	20,503,000	19,092,394
Sovereign Bank 4.375% 8/1/13 (d)	9,611,000	7,438,059
		59,303,806
Diversified Financial Services - 0.2%
BTM Curacao Holding NV 3.1288% 12/19/16 (b)(d)	11,105,000	10,112,568
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc. 3.3656% 5/10/10 (d)	2,298,000	1,723,500
Independence Community Bank Corp. 4.8625% 6/20/13 (d)	12,192,000	9,834,360
		11,557,860
TOTAL FINANCIALS		110,575,234
INDUSTRIALS - 0.5%
Airlines - 0.1%
American Airlines, Inc. 7.25% 2/5/09	5,126,000	5,023,480
Building Products - 0.4%
Masco Corp. 3.0863% 3/12/10 (d)	15,693,000	14,977,964
TOTAL INDUSTRIALS		20,001,444
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp. 3.0263% 6/15/10 (d)	18,218,000	17,304,313
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
BellSouth Corp. 2.7756% 8/15/08 (d)	$ 14,950,000	$ 14,940,552
Telefonica Emisiones SAU 3.1025% 6/19/09 (d)	27,594,000	27,438,839
		42,379,391
UTILITIES - 0.6%
Electric Utilities - 0.5%
Ohio Power Co. 2.9075% 4/5/10 (d)	19,465,000	19,081,209
Multi-Utilities - 0.1%
NiSource Finance Corp. 3.2081% 11/23/09 (d)	6,882,000	6,690,219
TOTAL UTILITIES		25,771,428
TOTAL NONCONVERTIBLE BONDS (Cost $249,644,247)		237,018,924
U.S. Government Agency Obligations - 0.8%

Fannie Mae 0% 11/19/08 (c)	19,222,000	19,035,297
Freddie Mac:
0% 8/18/08 (c)	4,271,000	4,258,302
0% 9/22/08 (c)	8,543,000	8,496,911
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,809,466)		31,790,510
Asset-Backed Securities - 32.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 2.8325% 1/25/35 (d)(f)	594,460	471,574
Series 2005-1 Class M1, 2.9525% 4/25/35 (d)(f)	10,956,000	8,952,893
ACE Securities Corp. Series 2006-NC2:
Class M7, 3.2325% 7/25/36 (d)(f)	4,902,000	234,953
Class M8, 3.3325% 7/25/36 (d)(f)	2,429,000	101,362
Class M9, 4.1825% 7/25/36 (d)(f)	1,605,000	63,991
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 3.2325% 6/25/33 (d)(f)	88,401	83,874
Class M2, 4.2325% 6/25/33 (d)(f)	731,000	610,745
Series 2004-HE1 Class M1, 2.9825% 2/25/34 (d)(f)	2,267,198	2,234,620
Series 2004-OP1 Class M1, 3.0025% 4/25/34 (d)(f)	3,652,930	2,432,223
Series 2005-HE1 Class M1, 2.9625% 2/25/35 (d)(f)	182,350	149,835
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 2.9325% 4/25/35 (d)(f)	$ 1,541,000	$ 1,413,280
Series 2005-HE6 Class A2B, 2.6825% 10/25/35 (d)(f)	334,687	333,536
Series 2005-SD1 Class A1, 2.8825% 11/25/50 (d)(f)	302,915	242,521
Series 2006-HE2:
Class M3, 2.8225% 5/25/36 (d)(f)	2,130,000	149,100
Class M4, 2.8825% 5/25/36 (d)(f)	1,800,000	229,500
Class M5, 2.9225% 5/25/36 (d)(f)	2,617,000	174,894
Series 2006-OP1:
Class M4, 2.8525% 4/25/36 (d)(f)	1,000,000	137,781
Class M5, 2.8725% 4/25/36 (d)(f)	950,000	70,509
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 2.9619% 10/20/14 (d)	6,993,000	4,314,681
Series 2007-A4 Class A4, 2.5119% 4/22/13 (d)	25,629,000	24,487,715
Series 2007-B1 Class B, 2.7319% 12/22/14 (d)	14,801,000	10,642,107
ALG Student Loan Trust I Series 2006-1 Class A1, 3.2538% 10/28/18 (b)(d)	8,615,948	8,576,909
American Express Credit Account Master Trust Series 2004-C Class C, 2.9713% 2/15/12 (b)(d)	1,458,347	1,428,347
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	10,002,208	9,958,449
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.1825% 12/25/33 (d)(f)	1,198,806	908,542
Series 2004-R10 Class M1, 3.1825% 11/25/34 (d)(f)	3,985,000	2,854,210
Series 2004-R11 Class M1, 3.1425% 11/25/34 (d)(f)	3,784,000	2,662,523
Series 2004-R2:
Class M1, 2.9125% 4/25/34 (d)(f)	1,508,000	1,082,678
Class M3, 3.0325% 4/25/34 (d)(f)	1,067,654	693,093
Series 2005-R1 Class M1, 2.9325% 3/25/35 (d)(f)	5,536,000	3,903,859
Series 2005-R10 Class A2B, 2.7025% 12/25/35 (d)(f)	6,079,275	5,239,575
Series 2005-R2 Class M1, 2.9325% 4/25/35 (d)(f)	12,131,000	8,904,031
Series 2006-M3 Class M7, 3.3325% 10/25/36 (d)(f)	4,725,000	105,887
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8125% 6/25/32 (d)(f)	1,091,346	919,119
Argent Securities, Inc.:
Series 2003-W7 Class A2, 2.8725% 3/1/34 (d)(f)	281,620	224,856
Series 2004-W11 Class M2, 3.1825% 11/25/34 (d)(f)	3,297,000	2,320,754
Series 2004-W5 Class M1, 3.0825% 4/25/34 (d)(f)	3,990,000	2,991,801
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2004-W7:
Class M1, 3.0325% 5/25/34 (d)(f)	$ 3,490,000	$ 2,590,115
Class M2, 3.0825% 5/25/34 (d)(f)	3,050,000	2,182,149
Series 2006-M1 Class M7, 3.4825% 7/25/36 (d)(f)	5,600,000	217,392
Series 2006-M2 Class M7, 3.3825% 9/25/36 (d)(f)	11,580,000	349,716
Series 2006-W4 Class A2C, 2.6425% 5/25/36 (d)(f)	9,119,000	4,885,787
Arran Funding Ltd. Series 2005-A Class C, 2.7913% 12/15/10 (d)	22,866,000	22,097,702
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.9025% 12/25/34 (d)(f)	8,426,106	5,905,715
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 3.2625% 10/25/36 (d)(f)	7,655,000	504,311
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 3.7163% 6/15/33 (d)(f)	1,549,166	1,227,282
Series 2003-HE6 Class M1, 3.1325% 11/25/33 (d)(f)	3,152,000	2,429,370
Series 2004-HE2 Class M1, 3.0325% 4/25/34 (d)(f)	15,680,000	10,781,628
Series 2004-HE3:
Class M1, 3.0225% 6/25/34 (d)(f)	1,388,000	961,721
Class M2, 3.6025% 6/25/34 (d)(f)	3,005,330	2,212,920
Series 2004-HE6 Class A2, 2.8425% 6/25/34 (d)(f)	2,448,295	1,849,229
Series 2005-HE2 Class M1, 2.9325% 3/25/35 (d)(f)	6,197,468	4,983,063
Series 2005-HE6 Class A2B, 2.7325% 7/25/35 (d)(f)	51,324	49,271
Series 2005-HE8 Class M2, 2.9325% 11/25/35 (d)(f)	1,798,000	1,018,118
Series 2006-HE6:
Class M7, 3.2825% 11/25/36 (d)(f)	2,420,000	147,378
Class M9, 4.6325% 11/25/36 (d)(f)	6,465,000	396,175
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3% 4/4/17 (a)(b)(d)	20,000,000	2
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5513% 3/15/12 (d)	20,174,000	19,751,807
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1125% 5/28/44 (d)(f)	2,354,089	1,986,263
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.1575% 2/28/44 (d)(f)	4,204,977	3,360,042
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 2.9325% 9/25/35 (d)(f)	801,742	710,043
Series 2005-FR1 Class M1, 2.9825% 6/25/35 (d)(f)	5,690,000	3,940,258
Series 2005-HE2 Class M1, 2.9825% 2/25/35 (d)(f)	8,967,758	7,469,625
Series 2007-AQ1 Class A1, 2.5925% 11/25/36 (d)(f)	11,023,588	9,785,154
Asset-Backed Securities - continued
	Principal Amount	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (d)	$ 13,496,540	$ 12,906,607
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 2.8463% 6/15/10 (d)	5,617,000	5,590,673
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5813% 8/15/11 (d)	5,472,879	5,239,321
Series 2006-C Class A3B, 2.4813% 7/15/11 (d)	5,235,034	5,033,815
Series 2007-A Class A2, 5.33% 5/17/10	1,362,806	1,362,952
Series 2007-B Class A2, 5.27% 6/15/10	3,598,747	3,597,680
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 2.7613% 4/15/13 (b)(d)	17,086,000	15,315,993
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9319% 7/20/39 (b)(d)	2,688,000	2,016,000
Class B, 3.2319% 7/20/39 (b)(d)	1,550,000	1,007,500
Class C, 3.5819% 7/20/39 (b)(d)	1,994,000	997,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.7825% 7/25/36 (d)(f)	6,703,000	1,142,024
Series 2006-NC2 Class M7, 3.3325% 6/25/36 (d)(f)	2,500,000	175,450
Series 2006-RFC1 Class M9, 4.3525% 5/25/36 (d)(f)	1,095,000	99,382
Series 2007-RFC1 Class A3, 2.6225% 12/25/36 (d)(f)	10,591,000	6,832,847
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.6619% 5/20/17 (b)(d)	2,091,729	1,750,620
Chase Issuance Trust Series 2004-3 Class C, 2.9413% 6/15/12 (d)	3,118,000	3,034,413
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	3,745,524	3,445,882
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 2.8925% 12/25/33 (b)(d)(f)	2,662,140	2,089,669
Series 2006-AMC1 Class M7, 3.3025% 9/25/36 (d)(f)	4,445,000	276,346
Series 2007-AMC4 Class M1, 2.7525% 5/25/37 (d)(f)	4,497,000	1,083,552
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,051,056	2,053,649
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5313% 7/15/12 (b)(d)	7,688,000	7,637,860
Class B, 2.7513% 7/15/12 (b)(d)	7,687,614	7,316,571
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)(f)	1,944,211	97,211
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.3425% 5/25/33 (d)(f)	346,968	284,297
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class 3A4, 2.7325% 8/25/34 (d)(f)	$ 1,166,530	$ 906,613
Class M1, 2.9825% 6/25/34 (d)(f)	3,887,000	3,357,149
Class M4, 3.4525% 4/25/34 (d)(f)	1,003,241	672,324
Series 2004-4:
Class A, 2.8525% 8/25/34 (d)(f)	284,984	182,600
Class M2, 3.0125% 6/25/34 (d)(f)	4,243,682	3,659,029
Series 2005-1:
Class M1, 2.9025% 8/25/35 (d)(f)	3,012,000	2,319,713
Class MV2, 2.9225% 7/25/35 (d)(f)	8,308,000	7,236,806
Series 2005-3 Class MV1, 2.9025% 8/25/35 (d)(f)	14,566,000	10,165,356
Series 2005-AB1 Class A2, 2.6925% 8/25/35 (d)(f)	4,294,271	3,999,040
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	1,524,651	1,416,248
Series 2006-C Class A2, 5.31% 3/15/10 (b)	122,919	122,795
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.7525% 5/25/36 (b)(d)(f)	6,748,031	5,193,879
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5425% 10/25/36 (d)(f)	4,687,110	4,370,730
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8013% 5/16/11 (d)	7,436,000	7,349,404
Series 2005-3 Class B, 2.6613% 5/15/11 (d)	7,688,000	7,619,900
Series 2006-1 Class B1, 2.6213% 8/16/11 (d)	12,498,000	12,253,902
Series 2006-2 Class B1, 2.5913% 1/17/12 (d)	17,086,000	16,406,122
Series 2007-1 Class B, 2.5713% 8/15/12 (d)	17,086,000	15,631,981
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (b)	2,816,229	2,801,267
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5126% 5/28/35 (d)	228,646	153,777
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.6575% 8/25/34 (d)(f)	1,709,000	926,106
Series 2006-3 Class 2A3, 2.6425% 11/25/36 (d)(f)	26,449,000	13,724,545
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.3075% 3/25/34 (d)(f)	380,618	292,159
Series 2006-FF12 Class A2, 2.5225% 9/25/36 (d)(f)	6,289,457	5,862,956
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	3,134,217	3,090,594
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6513% 6/15/11 (d)	7,117,000	6,959,803
Class B, 2.9213% 6/15/11 (d)	11,896,000	11,069,121
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-4 Class B, 3.0213% 6/15/13 (d)	$ 4,541,000	$ 4,116,953
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	4,932,621	4,945,086
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.1575% 2/25/34 (d)(f)	423,595	309,209
Class M2, 2.9825% 2/25/34 (d)(f)	724,000	585,177
Series 2004-A Class M1, 3.3075% 1/25/34 (d)(f)	7,794,788	5,820,127
Series 2005-A:
Class M1, 2.9125% 1/25/35 (d)(f)	1,149,574	1,011,089
Class M2, 2.9425% 1/25/35 (d)(f)	10,316,000	8,728,920
Class M3, 2.9725% 1/25/35 (d)(f)	5,574,000	3,717,940
Class M4, 3.1625% 1/25/35 (d)(f)	2,136,000	979,133
Series 2006-A:
Class M4, 2.8825% 5/25/36 (d)(f)	5,315,000	348,239
Class M5, 2.9825% 5/25/36 (d)(f)	2,847,000	161,852
Series 2006-B Class M9, 4.3825% 8/25/36 (d)(f)	2,000,000	52,440
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (b)(d)	13,840,000	11,072,000
GE Business Loan Trust Series 2003-1 Class A, 2.9013% 4/15/31 (b)(d)	2,268,184	1,882,820
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5813% 9/17/12 (d)	5,229,000	4,961,014
Class C, 2.7113% 9/17/12 (d)	4,066,000	3,706,415
Series 2007-1 Class C, 2.7413% 3/15/13 (d)	27,889,000	24,402,875
Gracechurch Card Funding PLC:
Series 11 Class C, 2.7513% 11/15/10 (d)	19,648,000	19,301,016
Series 9:
Class B, 2.6213% 9/15/10 (d)	3,456,000	3,432,396
Class C, 2.7813% 9/15/10 (d)	12,643,000	12,522,386
GSAMP Trust:
Series 2002-HE Class M1, 4.3569% 11/20/32 (d)(f)	4,217,481	3,454,082
Series 2003-FM1 Class M1, 3.7119% 3/20/33 (d)(f)	7,625,149	6,182,678
Series 2004-AR1 Class M1, 3.1325% 6/25/34 (d)(f)	12,887,000	8,256,336
Series 2004-FM1 Class M1, 3.4575% 11/25/33 (d)(f)	2,395,051	1,803,486
Series 2004-FM2 Class M1, 3.2325% 1/25/34 (d)(f)	6,805,358	5,269,906
Series 2004-HE1 Class M1, 3.0325% 5/25/34 (d)(f)	3,374,287	2,564,458
Series 2007-HE1 Class M1, 2.7325% 3/25/47 (d)(f)	5,347,000	1,236,494
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 2.8225% 11/25/34 (d)(f)	93,182	68,998
Asset-Backed Securities - continued
	Principal Amount	Value
GSR Mortgage Loan Trust: - continued
Series 2005-9 Class 2A1, 2.6025% 8/25/35 (d)	$ 471,680	$ 463,348
Series 2005-MTR1 Class A1, 2.6225% 10/25/35 (d)	4,020,594	3,835,900
Series 2006-FM1 Class M3, 2.8325% 4/25/36 (d)(f)	2,534,000	201,215
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5625% 5/25/30 (b)(d)	3,877,783	2,830,782
Series 2006-3:
Class B, 2.8825% 9/25/46 (b)(d)	3,848,000	2,693,600
Class C, 3.0325% 9/25/46 (b)(d)	8,970,000	5,202,600
Helios Finance L.P. Series 2007-S1 Class B1, 3.1819% 10/20/14 (b)(d)	20,699,000	13,853,841
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 3.1031% 7/15/40 (b)(d)	3,579,000	3,236,061
Series 2007-2A Class 1C, 2.9431% 7/15/40 (d)	13,592,056	13,454,002
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3625% 2/25/33 (d)(f)	2,360	1,596
Series 2003-3 Class M1, 3.7725% 8/25/33 (d)(f)	6,541,462	5,426,103
Series 2003-4 Class M1, 3.6825% 10/25/33 (d)(f)	1,739,963	1,327,939
Series 2003-5:
Class A2, 3.1825% 12/25/33 (d)(f)	193,475	154,297
Class M1, 3.5325% 12/25/33 (d)(f)	2,248,073	1,928,081
Series 2003-7 Class A2, 2.8625% 3/25/34 (d)(f)	9,738	6,464
Series 2003-8 Class M1, 3.5625% 4/25/34 (d)(f)	3,059,843	2,374,259
Series 2004-3 Class M2, 3.6825% 8/25/34 (d)(f)	2,439,000	1,852,385
Series 2004-7 Class A3, 2.8725% 1/25/35 (d)(f)	3,601	2,691
Series 2005-1 Class M1, 2.9125% 5/25/35 (d)(f)	9,376,000	7,995,964
Series 2005-3 Class M1, 2.8925% 8/25/35 (d)(f)	8,073,000	6,574,154
Series 2005-5 Class 2A2, 2.7325% 11/25/35 (d)(f)	3,843,065	3,411,923
Series 2006-1 Class 2A3, 2.7075% 4/25/36 (d)(f)	28,965,000	19,055,349
Series 2006-7:
Class B1, 4.3825% 1/25/37 (d)(f)	3,450,000	76,452
Class M4, 2.8625% 1/25/37 (d)(f)	6,740,000	379,597
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0019% 9/20/33 (d)(f)	1,709,118	1,341,011
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6113% 6/15/12 (d)	13,219,000	12,662,089
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9419% 1/20/35 (d)(f)	4,815,737	3,903,771
Class M2, 2.9719% 1/20/35 (d)(f)	3,612,289	2,804,057
Series 2005-3 Class A1, 2.7419% 1/20/35 (d)(f)	2,629,961	2,185,334
Series 2006-2:
Class M1, 2.7519% 3/20/36 (d)(f)	4,223,683	3,147,795
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Class M2, 2.7719% 3/20/36 (d)(f)	$ 6,984,141	$ 4,853,844
Series 2006-3 Class A1V, 2.5619% 3/20/36 (d)(f)	8,473,443	8,219,239
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 2.6725% 1/25/37 (d)(f)	7,274,000	4,342,578
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 2.6125% 11/25/36 (d)(f)	7,304,000	4,429,876
Class MV1, 2.7125% 11/25/36 (d)(f)	5,933,000	1,241,184
Keycorp Student Loan Trust:
Series 1999-A Class A2, 2.985% 12/27/09 (d)	6,975,286	6,881,628
Series 2006-A Class 2A1, 2.8381% 9/27/21 (d)	6,062,970	6,003,217
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4275% 4/6/46 (b)(d)	1,514,031	45,421
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 3.7125% 6/25/33 (d)(f)	13,422,951	10,202,099
Series 2004-2:
Class M1, 3.0125% 6/25/34 (d)(f)	3,652,000	2,519,030
Class M2, 3.5625% 6/25/34 (d)(f)	2,789,000	2,161,427
Series 2006-1 Class 2A2, 2.6225% 2/25/36 (d)(f)	2,190,032	2,150,338
Series 2006-6 Class M7, 3.3825% 7/25/36 (d)(f)	4,000,000	186,080
Series 2006-9:
Class M4, 2.8525% 11/25/36 (d)(f)	4,170,000	220,927
Class M5, 2.8825% 11/25/36 (d)(f)	8,052,000	364,353
Class M7, 3.2825% 11/25/36 (d)(f)	3,796,000	127,470
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6925% 5/25/47 (d)	8,381,000	7,068,677
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 2.7425% 10/25/36 (d)(f)	2,640,000	317,790
Series 2006-NC2 Class M7, 3.2325% 9/25/36 (d)(f)	4,790,000	197,731
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.8463% 1/18/11 (d)	965,000	965,132
Series 2003-B5 Class B5, 2.8413% 2/15/11 (d)	602,000	601,939
Series 2005-C3 Class C, 2.7413% 3/15/11 (d)	18,940,000	18,759,483
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.3075% 7/25/34 (d)(f)	144,677	39,121
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6525% 2/25/37 (d)	11,012,974	8,810,379
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.1825% 7/25/34 (d)(f)	4,150,610	3,569,809
Series 2003-OPT1 Class M1, 3.1325% 7/25/34 (d)(f)	1,200,357	1,053,975
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 2.5925% 4/25/37 (d)(f)	$ 15,283,000	$ 13,339,201
Series 2006-HE3 Class A2, 2.5725% 6/25/37 (d)(f)	6,407,000	6,151,719
Series 2006-OPT1 Class A1A, 2.7425% 6/25/35 (d)(f)	9,974,147	8,287,898
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.1325% 12/27/32 (d)(f)	285,123	209,312
Series 2003-NC7 Class M1, 3.5325% 6/25/33 (d)(f)	3,441,178	2,624,239
Series 2003-NC8 Class M1, 3.5325% 9/25/33 (d)(f)	2,609,030	1,913,602
Series 2004-HE6 Class A2, 2.8225% 8/25/34 (d)(f)	337,063	219,704
Series 2004-NC2 Class M1, 3.0325% 12/25/33 (d)(f)	6,052,809	4,418,657
Series 2005-HE1 Class M2, 2.9525% 12/25/34 (d)(f)	2,866,000	2,166,493
Series 2005-HE2 Class M1, 2.8825% 1/25/35 (d)(f)	2,593,000	1,888,773
Series 2005-NC1 Class M1, 2.9225% 1/25/35 (d)(f)	2,349,000	1,667,520
Series 2005-NC2 Class B1, 3.6525% 3/25/35 (d)(f)	3,000,000	860,400
Series 2006-HE3:
Class B1, 3.3825% 4/25/36 (d)(f)	2,900,000	169,563
Class B3, 4.3825% 4/25/36 (d)(f)	6,450,000	275,480
Series 2006-NC4:
Class M4, 2.8325% 6/25/36 (d)(f)	2,000,000	142,500
Class M6, 2.9325% 6/25/36 (d)(f)	1,000,000	51,450
Series 2007-HE2 Class A2A, 2.5225% 1/25/37 (d)(f)	1,070,609	975,593
Series 2007-HE4 Class A2A, 2.5925% 2/25/37 (d)(f)	993,084	898,276
Series 2007-NC3 Class A2A, 2.5425% 5/25/37 (d)(f)	471,528	456,940
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.9825% 1/25/32 (d)(f)	392,107	389,114
Series 2002-AM3 Class A3, 3.4625% 2/25/33 (d)(f)	602,864	464,580
Series 2002-HE2 Class M1, 3.9825% 8/25/32 (d)(f)	4,376,497	3,198,056
Series 2002-NC1 Class M1, 3.6825% 2/25/32 (b)(d)(f)	3,510,964	2,633,704
Series 2002-NC3:
Class A3, 3.1625% 8/25/32 (d)(f)	202,500	142,932
Class M1, 3.5625% 8/25/32 (d)(f)	408,847	312,972
Series 2003-NC1 Class M1, 4.0575% 11/25/32 (d)(f)	2,671,626	1,904,651
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 2.8925% 4/25/36 (d)(f)	2,000,000	163,700
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust: - continued
Series 2007-2 Class A1, 2.5825% 4/25/37 (d)(f)	$ 630,883	$ 590,368
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 2.5125% 9/25/19 (d)	15,379,328	15,095,114
Series 2006-4 Class A1, 2.5125% 3/25/25 (d)	10,048,081	9,674,510
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 3.5625% 1/25/34 (d)(f)	7,145,746	5,359,915
Series 2005-4 Class M2, 2.9925% 9/25/35 (d)(f)	8,384,000	6,498,574
Series 2005-D Class M2, 2.9525% 2/25/36 (d)(f)	1,747,000	674,356
Nissan Auto Lease Trust Series 2005-A Class A4, 2.5218% 8/15/11 (d)	3,355,900	3,355,407
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36 (f)	2,513,639	2,428,083
Series 2006-HE2 Class A2, 2.6025% 3/25/36 (d)(f)	6,407,000	6,164,739
Ocala Funding LLC:
Series 2005-1A Class A, 3.9819% 3/20/10 (b)(d)	3,328,000	2,645,760
Series 2006-1A Class A, 3.8819% 3/20/11 (b)(d)	6,911,000	5,183,250
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.1325% 11/25/34 (d)(f)	2,021,000	1,352,894
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 2.5625% 1/25/37 (d)(f)	604,117	596,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1625% 9/25/34 (d)(f)	1,636,000	1,400,435
Class M3, 3.7325% 9/25/34 (d)(f)	3,131,000	2,207,106
Class M4, 3.9325% 9/25/34 (d)(f)	4,015,000	993,299
Series 2004-WCW2 Class M3, 3.0325% 7/25/35 (d)(f)	2,354,000	1,177,000
Series 2004-WHQ2 Class M1, 3.0725% 2/25/35 (d)(f)	6,834,000	4,417,525
Series 2004-WWF1:
Class M2, 3.1625% 2/25/35 (d)(f)	9,449,000	7,072,976
Class M3, 3.2225% 2/25/35 (d)(f)	1,171,000	790,288
Series 2005-WCH1:
Class M2, 3.0025% 1/25/35 (d)(f)	4,532,000	3,227,041
Class M3, 3.0425% 1/25/35 (d)(f)	2,811,000	1,724,807
Class M4, 3.3125% 1/25/35 (d)(f)	8,671,000	5,058,414
Series 2005-WHQ2:
Class M7, 3.7325% 5/25/35 (d)(f)	10,277,000	1,146,913
Class M9, 4.3625% 5/25/35 (d)(f)	3,475,000	273,830
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 2.8425% 9/25/36 (d)(f)	10,020,000	496,090
Asset-Backed Securities - continued
	Principal Amount	Value
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1: - continued
Class M5, 2.8725% 9/25/36 (d)(f)	$ 4,995,000	$ 211,688
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9713% 11/15/12 (b)(d)	18,325,000	16,611,613
Series 2006-C1A Class C1, 3.0213% 3/16/15 (b)(d)	21,345,000	14,674,688
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2825% 4/25/33 (d)(f)	30,013	22,899
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	4,928,791	4,923,573
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.2775% 3/25/35 (d)(f)	11,105,000	7,941,892
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6319% 3/20/19 (b)(d)	8,486,650	7,128,786
SLC Student Loan Trust Series 2007-1 Class C, 2.8256% 8/15/35 (d)	1,645,797	1,616,152
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7263% 6/15/33 (d)	7,476,000	5,980,800
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6513% 8/15/11 (b)(d)	10,162,000	9,158,299
Class C, 2.8513% 8/15/11 (b)(d)	4,634,000	3,960,680
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.0825% 8/25/34 (d)(f)	1,850,003	1,389,092
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 3.6325% 9/25/34 (d)(f)	2,046,000	1,541,636
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.8425% 2/25/34 (d)(f)	806,528	607,794
Series 2006-BC3 Class M7, 3.2825% 10/25/36 (d)(f)	10,000,000	462,600
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5713% 9/15/11 (d)	30,900,000	29,999,667
Class B, 2.7513% 9/15/11 (d)	23,109,000	21,239,482
Series 2007-AE1:
Class A, 2.5713% 1/15/12 (d)	5,749,000	5,486,457
Class B, 2.7713% 1/15/12 (d)	5,002,000	4,501,800
Class C, 3.0713% 1/15/12 (d)	6,216,000	5,283,600
Swift Master Auto Receivables Trust Series 2007-1 Class A, 2.5713% 6/15/12 (d)	16,885,000	16,121,322
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.9125% 9/25/34 (d)(f)	169,326	125,169
Series 2003-6HE Class A1, 2.9525% 11/25/33 (d)(f)	214,278	167,070
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8113% 5/16/11 (b)(d)	16,629,000	15,631,260
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC: - continued
Series 2006-2:
Class B, 2.6213% 10/17/11 (d)	$ 20,123,000	$ 18,711,251
Class C, 2.8213% 10/17/11 (d)	18,906,000	16,947,452
Series 2007-1 Class C, 2.8513% 6/15/12 (d)	21,558,000	18,297,353
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2713% 6/15/20 (b)(d)	11,898,504	9,518,803
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)(f)	5,214,761	52,148
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 2.8625% 10/25/36 (d)(f)	3,542,000	254,953
Class M7, 3.2825% 10/25/36 (d)(f)	2,564,000	132,097
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5013% 9/16/13 (b)(d)	32,279,000	30,513,758
Series 2006-C2A Class C2, 2.9713% 8/15/15 (b)(d)	41,135,000	26,703,003
Series 2006-C3A Class C3A, 2.8513% 10/15/13 (b)(d)	28,790,000	24,544,520
Series 2007-C1 Class C1, 2.8713% 5/15/14 (b)(d)	25,053,000	19,250,725
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(f)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	486,985	480,897
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (b)(d)	10,514,334	7,360,034
World Omni Auto Receivables Trust Series 2007-B Class A2B, 2.7913% 2/16/10 (d)	2,489,463	2,490,107
TOTAL ASSET-BACKED SECURITIES (Cost $1,789,055,596)		1,314,415,571
Collateralized Mortgage Obligations - 14.5%

Private Sponsor - 14.5%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (b)(d)	3,934,000	3,573,793
Series 2006-2A:
Class 2B, 2.8388% 2/17/52 (b)(d)	13,844,000	12,909,530
Class 2C, 3.0988% 2/17/52 (b)(d)	16,919,000	15,267,706
Class 2M, 2.9188% 2/17/52 (b)(d)	9,415,000	8,700,048
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.14% 4/12/56 (b)(d)	9,709,000	8,331,293
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.1078% 12/25/33 (d)	503,185	490,539
Series 2004-B Class 1A1, 6.4142% 3/25/34 (d)	518,903	493,575
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 5.9072% 4/25/34 (d)	$ 949,672	$ 925,065
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7625% 1/25/35 (d)	20,986,167	14,270,593
Series 2005-2 Class 1A1, 2.7325% 3/25/35 (d)	3,905,385	2,735,026
Series 2005-5 Class 1A1, 2.7025% 7/25/35 (d)	4,940,323	3,788,944
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.8825% 5/25/33 (d)	716,480	705,154
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8825% 1/25/34 (d)	496,278	430,135
Series 2004-2 Class 7A3, 2.8825% 2/25/35 (d)	952,476	805,201
Series 2004-4 Class 5A2, 2.8825% 3/25/35 (d)	271,506	213,492
Series 2005-1 Class 5A2, 2.8125% 5/25/35 (d)	3,673,623	2,635,280
Series 2005-10:
Class 5A1, 2.7425% 1/25/36 (d)	5,059,355	4,004,478
Class 5A2, 2.8025% 1/25/36 (d)	2,276,591	1,423,187
Series 2005-2:
Class 6A2, 2.7625% 6/25/35 (d)	924,574	693,566
Class 6M2, 2.9625% 6/25/35 (d)	8,667,000	3,726,810
Series 2005-3 Class 8A2, 2.7225% 7/25/35 (d)	3,853,014	2,806,280
Series 2005-4 Class 7A2, 2.7125% 8/25/35 (d)	1,259,918	950,544
Series 2005-8 Class 7A2, 2.7625% 11/25/35 (d)	2,982,292	2,271,258
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8825% 3/25/34 (d)	16,005	14,966
Series 2004-AR3 Class 6A2, 3.2225% 4/25/34 (d)	115,740	88,821
Series 2004-AR4 Class 5A2, 3.2225% 5/25/34 (d)	168,867	158,314
Series 2004-AR5 Class 11A2, 3.2225% 6/25/34 (d)	261,603	247,899
Series 2004-AR6 Class 9A2, 3.2225% 10/25/34 (d)	1,116,680	1,069,789
Series 2004-AR7 Class 6A2, 2.8625% 8/25/34 (d)	395,226	361,314
Series 2004-AR8 Class 8A2, 2.8625% 9/25/34 (d)	282,812	252,132
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6425% 3/25/37 (d)	20,182,000	12,817,568
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 2.5725% 9/19/36 (d)	5,667,148	5,232,861
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	10,709,054	10,514,953
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (d)	342,852	294,389
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.5113% 10/18/31 (b)(d)	$ 792,154	$ 791,122
Class B1, 2.8238% 10/18/54 (b)(d)	7,279,000	7,257,891
Class B2, 2.8938% 10/18/54 (b)(d)	16,795,000	14,370,222
Class C2, 3.2038% 10/18/54 (b)(d)	5,630,000	4,419,550
Class M1, 2.9038% 10/18/54 (b)(d)	4,199,000	4,147,825
Class M2, 2.9838% 10/18/54 (b)(d)	9,653,000	8,289,514
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (b)(d)	14,408,000	11,149,631
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (b)(d)	18,299,000	14,641,945
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.9025% 12/20/54 (d)	35,049,581	34,363,048
Series 2005-4 Class A3, 2.765% 12/20/54 (d)	5,252,948	5,235,298
Series 2006-1A:
Class A5, 2.765% 12/20/54 (b)(d)	6,282,522	6,182,579
Class C2, 3.295% 12/20/54 (b)(d)	35,316,000	23,358,002
Series 2006-2 Class C1, 3.2875% 12/20/54 (d)	31,451,000	18,087,470
Series 2006-3 Class C2, 3.3175% 12/20/54 (d)	6,604,000	3,466,440
Series 2006-4:
Class B1, 2.8925% 12/20/54 (d)	17,667,000	16,484,548
Class C1, 3.1825% 12/20/54 (d)	10,803,000	9,182,550
Class M1, 2.9725% 12/20/54 (d)	4,651,000	4,243,851
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (d)	10,914,000	9,625,057
Class 1M1, 2.9525% 12/20/54 (d)	7,100,000	6,478,040
Class 2C1, 3.2325% 12/20/54 (d)	4,981,000	3,284,471
Class 2M1, 3.0525% 12/20/54 (d)	9,116,000	7,028,436
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (d)	12,631,000	8,259,319
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2675% 1/20/44 (d)	2,827,731	2,578,326
Series 2004-3 Class 2A1, 2.9425% 9/20/44 (d)	4,816,232	4,728,711
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 2.7025% 5/19/35 (d)	2,722,751	2,062,317
Holmes Financing No. 10 PLC floater Series 10A Class 2C, 4.6075% 7/15/40 (b)(d)	8,761,000	8,752,940
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 2.6125% 4/25/37 (d)(f)	12,804,205	11,753,863
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9325% 10/25/34 (d)	1,012,258	837,440
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8525% 3/25/35 (d)	1,714,395	1,324,842
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M4, 3.2325% 4/25/35 (d)	$ 202,067	$ 40,413
Class M5, 3.2525% 4/25/35 (d)	202,067	48,496
Class M6, 3.3025% 4/25/35 (d)	323,198	71,104
Series 2005-3 Class A1, 2.7225% 8/25/35 (d)	3,993,140	2,998,689
Series 2005-4 Class 1B1, 3.7825% 5/25/35 (d)	1,274,291	159,286
Series 2005-6 Class 1M3, 3.0925% 10/25/35 (d)	1,130,098	113,010
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8719% 9/26/45 (b)(d)	3,406,825	1,703,412
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7525% 3/25/35 (d)	521,428	377,150
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 2.7825% 5/25/37 (d)(f)	4,611,000	1,031,711
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.6413% 6/15/22 (b)(d)	1,222,000	1,130,350
Class C, 2.6613% 6/15/22 (b)(d)	7,483,000	7,054,215
Class D, 2.6713% 6/15/22 (b)(d)	2,879,000	2,714,834
Class E, 2.6813% 6/15/22 (b)(d)	4,605,000	4,160,869
Class F, 2.7113% 6/15/22 (b)(d)	8,303,000	7,140,580
Class G, 2.7813% 6/15/22 (b)(d)	1,726,000	1,497,049
Class H, 2.8013% 6/15/22 (b)(d)	3,456,000	2,942,237
Class J, 2.8413% 6/15/22 (b)(d)	4,032,000	3,362,671
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8725% 3/25/28 (d)	1,416,918	1,292,333
Series 2003-B Class A1, 2.8225% 4/25/28 (d)	1,503,130	1,365,773
Series 2003-D Class A, 2.7925% 8/25/28 (d)	1,292,009	1,281,177
Series 2003-E Class A2, 3.4006% 10/25/28 (d)	2,119,685	2,063,967
Series 2003-F Class A2, 5.7613% 10/25/28 (d)	2,001,766	1,865,364
Series 2004-A Class A2, 2.7475% 4/25/29 (d)	1,928,993	1,767,351
Series 2004-B Class A2, 5.125% 6/25/29 (d)	1,667,320	1,614,402
Series 2004-C Class A2, 5.155% 7/25/29 (d)	1,792,721	1,698,077
Series 2004-D Class A2, 2.8575% 9/25/29 (d)	1,558,488	1,397,745
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (d)	3,561,044	3,186,410
Class A2D, 3.0475% 11/25/29 (d)	516,428	466,174
Series 2004-G Class A2, 3.48% 11/25/29 (d)	1,611,675	1,474,176
Series 2005-A Class A2, 3.3206% 2/25/30 (d)	1,646,425	1,562,198
Series 2005-B Class A2, 3.0388% 7/25/30 (d)	4,897,637	4,468,952
Series 2006-MLN1 Class M4, 2.8425% 7/25/37 (d)(f)	9,575,000	731,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 2.8525% 12/25/34 (d)	$ 1,851,374	$ 1,715,676
Class A2, 2.9325% 12/25/34 (d)	2,504,387	2,352,865
Series 2005-2 Class 1A1, 2.7425% 5/25/35 (d)	2,085,712	1,816,213
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 3.2825% 7/25/36 (d)(f)	5,710,000	180,436
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.7725% 7/25/35 (d)	21,093,060	14,382,334
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.7825% 3/25/37 (d)(f)	14,360,000	2,877,385
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (d)	12,058,000	10,826,106
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (d)	15,168,000	13,783,465
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.7994% 7/10/35 (b)(d)	9,111,317	8,792,421
Series 2003-CB1 Class B3, 3.8994% 6/10/35 (b)(d)	8,657,760	7,705,406
Series 2004-A:
Class B4, 3.6494% 2/10/36 (b)(d)	4,775,068	4,705,432
Class B5, 4.1494% 2/10/36 (b)(d)	3,183,068	2,791,086
Series 2004-B:
Class B4, 3.5494% 2/10/36 (b)(d)	2,071,378	1,395,749
Class B5, 3.9994% 2/10/36 (b)(d)	1,604,129	1,026,580
Class B6, 4.4494% 2/10/36 (b)(d)	559,580	341,912
Series 2004-C:
Class B4, 3.3994% 9/10/36 (b)(d)	2,659,530	1,952,026
Class B5, 3.7994% 9/10/36 (b)(d)	2,982,183	2,126,436
Class B6, 4.1994% 9/10/36 (b)(d)	660,401	429,284
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.5825% 9/25/46 (d)	12,336,024	10,362,260
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,648,169	1,589,981
Series 2005-AR5 Class 1A1, 4.771% 9/19/35 (d)	1,862,953	1,819,591
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.9325% 6/25/33 (b)(d)(f)	2,051,098	1,598,254
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.5825% 2/25/36 (b)(d)(f)	1,581,284	1,544,963
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.5325% 5/25/36 (d)(f)	229,330	227,287
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (d)	$ 2,925,967	$ 2,704,444
Series 2004-1 Class A, 4.1113% 2/20/34 (d)	1,019,458	952,467
Series 2004-10 Class A4, 4.0938% 11/20/34 (d)	1,430,861	1,347,235
Series 2004-12 Class 1A2, 5.115% 1/20/35 (d)	4,655,878	4,162,584
Series 2004-3 Class A, 4.0613% 5/20/34 (d)	1,449,836	1,375,837
Series 2004-4 Class A, 4.0713% 5/20/34 (d)	5,542,516	4,996,472
Series 2004-5 Class A3, 3.4725% 6/20/34 (d)	2,071,384	1,941,031
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (d)	1,587,261	1,416,918
Class A3B, 4.2513% 7/20/34 (d)	303,234	258,604
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (d)	1,725,359	1,556,096
Class A3B, 4.3613% 7/20/34 (d)	212,585	190,697
Series 2004-8 Class A2, 3.35% 9/20/34 (d)	4,014,382	3,692,695
Series 2005-1 Class A2, 4.0613% 2/20/35 (d)	2,661,892	2,075,791
Series 2005-2 Class A2, 3.23% 3/20/35 (d)	3,605,434	2,602,450
Series 2005-3 Class A1, 2.6819% 5/20/35 (d)	1,703,193	1,511,117
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.2825% 9/25/36 (d)(f)	3,090,000	237,590
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8825% 9/25/33 (b)(d)	628,416	570,810
Series 2007-GEL1 Class A2, 2.6725% 1/25/37 (b)(d)(f)	7,688,000	4,589,736
Series 2007-MLN1 Class M1, 2.8325% 1/25/37 (b)(d)(f)	6,730,000	580,463
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.8025% 9/25/36 (d)	19,234,000	13,079,120
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.7225% 10/25/35 (d)	7,058,081	7,033,979
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 2.5625% 9/25/46 (d)	1,847,840	1,790,686
Series 2006-AR7 Class C1B1, 2.5425% 7/25/46 (d)	1,079,822	1,032,274
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $765,717,229)		594,413,759
Commercial Mortgage Securities - 11.1%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9413% 3/15/22 (b)(d)	$ 3,618,000	$ 3,075,300
Class G, 3.0013% 3/15/22 (b)(d)	2,345,000	1,969,800
Series 2006-BIX1:
Class F, 2.7813% 10/15/19 (b)(d)	9,312,000	8,194,560
Class G, 2.8013% 10/15/19 (b)(d)	6,343,000	5,359,835
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 3.0625% 12/25/33 (b)(d)	4,224,456	3,825,259
Class M1, 3.3325% 12/25/33 (b)(d)	728,530	638,305
Series 2004-1:
Class A, 2.8425% 4/25/34 (b)(d)	8,897,510	7,829,809
Class B, 4.3825% 4/25/34 (b)(d)	988,647	593,188
Class M1, 3.0425% 4/25/34 (b)(d)	801,301	653,061
Class M2, 3.6825% 4/25/34 (b)(d)	721,547	544,768
Series 2004-2:
Class A, 2.9125% 8/25/34 (b)(d)	8,614,485	7,623,819
Class M1, 3.0625% 8/25/34 (b)(d)	1,580,845	1,312,101
Series 2004-3:
Class A1, 2.8525% 1/25/35 (b)(d)	13,649,218	12,079,558
Class A2, 2.9025% 1/25/35 (b)(d)	1,965,221	1,690,090
Class M1, 2.9825% 1/25/35 (b)(d)	2,361,598	1,889,279
Class M2, 3.4825% 1/25/35 (b)(d)	1,528,189	1,146,142
Series 2005-2A:
Class A1, 2.7925% 8/25/35 (b)(d)	10,159,576	9,146,666
Class M1, 2.9125% 8/25/35 (b)(d)	753,815	573,653
Class M2, 2.9625% 8/25/35 (b)(d)	1,243,290	888,952
Class M3, 2.9825% 8/25/35 (b)(d)	687,879	509,512
Class M4, 3.0925% 8/25/35 (b)(d)	631,446	451,105
Series 2005-3A:
Class A1, 2.8025% 11/25/35 (b)(d)	5,381,624	4,796,104
Class A2, 2.8825% 11/25/35 (b)(d)	3,488,945	2,808,601
Class M1, 2.9225% 11/25/35 (b)(d)	636,509	481,838
Class M2, 2.9725% 11/25/35 (b)(d)	808,117	591,057
Class M3, 2.9925% 11/25/35 (b)(d)	723,249	516,183
Class M4, 3.0825% 11/25/35 (b)(d)	901,098	634,643
Series 2005-4A:
Class A2, 2.8725% 1/25/36 (b)(d)	13,068,040	10,389,092
Class B1, 3.8825% 1/25/36 (b)(d)	1,129,302	587,237
Class M1, 2.9325% 1/25/36 (b)(d)	4,215,497	3,187,632
Class M2, 2.9525% 1/25/36 (b)(d)	1,264,649	919,109
Class M3, 2.9825% 1/25/36 (b)(d)	1,846,923	1,292,551
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M4, 3.0925% 1/25/36 (b)(d)	$ 1,021,447	$ 679,501
Class M5, 3.1325% 1/25/36 (b)(d)	1,021,447	653,726
Class M6, 3.1825% 1/25/36 (b)(d)	1,084,891	650,935
Series 2006-1:
Class A2, 2.8425% 4/25/36 (b)(d)	1,988,918	1,741,696
Class M1, 2.8625% 4/25/36 (b)(d)	711,354	522,846
Class M2, 2.8825% 4/25/36 (b)(d)	751,593	543,477
Class M3, 2.9025% 4/25/36 (b)(d)	646,686	457,724
Class M4, 3.0025% 4/25/36 (b)(d)	366,455	243,583
Class M5, 3.0425% 4/25/36 (b)(d)	355,677	232,542
Class M6, 3.1225% 4/25/36 (b)(d)	709,199	411,335
Series 2006-2A:
Class A1, 2.7125% 7/25/36 (b)(d)	19,257,311	16,983,023
Class A2, 2.7625% 7/25/36 (b)(d)	1,738,559	1,533,931
Class B1, 3.3525% 7/25/36 (b)(d)	650,937	387,503
Class B3, 5.1825% 7/25/36 (b)(d)	983,472	561,956
Class M1, 2.7925% 7/25/36 (b)(d)	1,824,111	1,337,438
Class M2, 2.8125% 7/25/36 (b)(d)	1,286,995	923,419
Class M3, 2.8325% 7/25/36 (b)(d)	1,067,536	749,731
Class M4, 2.9025% 7/25/36 (b)(d)	720,866	497,109
Class M5, 2.9525% 7/25/36 (b)(d)	886,018	594,518
Class M6, 3.0225% 7/25/36 (b)(d)	1,321,959	850,284
Series 2006-3A:
Class B1, 3.2825% 10/25/36 (b)(d)	1,108,734	587,629
Class B2, 3.8325% 10/25/36 (b)(d)	799,688	399,844
Class B3, 5.0825% 10/25/36 (b)(d)	1,296,994	648,497
Class M4, 2.9125% 10/25/36 (b)(d)	1,225,355	790,354
Class M5, 2.9625% 10/25/36 (b)(d)	1,466,928	920,497
Class M6, 3.0425% 10/25/36 (b)(d)	2,871,380	1,694,114
Series 2006-4A:
Class A1, 2.7125% 12/25/36 (b)(d)	10,664,889	9,481,532
Class A2, 2.7525% 12/25/36 (b)(d)	23,786,965	21,194,450
Class B1, 3.1825% 12/25/36 (b)(d)	830,354	487,418
Class B2, 3.7325% 12/25/36 (b)(d)	859,272	503,873
Class B3, 4.9325% 12/25/36 (b)(d)	1,440,107	890,274
Class M1, 2.7725% 12/25/36 (b)(d)	1,718,544	1,329,955
Class M2, 2.7925% 12/25/36 (b)(d)	1,155,886	833,972
Class M3, 2.8225% 12/25/36 (b)(d)	1,170,758	828,429
Class M4, 2.8825% 12/25/36 (b)(d)	1,402,927	968,581
Class M5, 2.9225% 12/25/36 (b)(d)	1,286,429	852,260
Class M6, 3.0025% 12/25/36 (b)(d)	1,155,886	797,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class A2, 2.7525% 3/25/37 (b)(d)	$ 4,439,088	$ 3,595,661
Class B1, 3.1525% 3/25/37 (b)(d)	1,449,602	652,321
Class B2, 3.6325% 3/25/37 (b)(d)	1,048,449	471,802
Class B3, 5.8325% 3/25/37 (b)(d)	2,826,809	1,272,064
Class M1, 2.7525% 3/25/37 (b)(d)	1,264,782	929,930
Class M2, 2.7725% 3/25/37 (b)(d)	948,800	668,979
Class M3, 2.8025% 3/27/37 (b)(d)	844,892	572,470
Class M4, 2.8525% 3/25/37 (b)(d)	702,657	421,594
Class M5, 2.9025% 3/25/37 (b)(d)	1,056,966	581,331
Class M6, 2.9825% 3/25/37 (b)(d)	1,476,857	738,428
Series 2007-2A:
Class A1, 2.7525% 7/25/37 (b)(d)	3,853,855	3,198,700
Class A2, 2.8025% 7/25/37 (b)(d)	3,609,518	2,851,520
Class B1, 4.0825% 7/25/37 (b)(d)	1,130,982	531,562
Class B2, 4.7325% 7/25/37 (b)(d)	980,123	441,055
Class B3, 5.8325% 7/25/37 (b)(d)	1,102,291	496,031
Class M1, 2.8525% 7/25/37 (b)(d)	1,286,469	897,207
Class M2, 2.8925% 7/25/37 (b)(d)	721,904	480,067
Class M3, 2.9725% 7/25/37 (b)(d)	731,159	465,877
Class M4, 3.1325% 7/25/37 (b)(d)	1,407,712	816,473
Class M5, 3.2325% 7/25/37 (b)(d)	1,244,821	684,652
Class M6, 3.4825% 7/25/37 (b)(d)	1,579,858	821,526
Series 2007-3:
Class A2, 2.7725% 7/25/37 (b)(d)	6,748,511	6,023,046
Class B1, 3.4325% 7/25/37 (b)(d)	1,091,646	655,970
Class B2, 4.0825% 7/25/37 (b)(d)	2,683,276	1,475,802
Class B3, 6.4825% 7/25/37 (b)(d)	1,452,415	854,020
Class M1, 2.7925% 7/25/37 (b)(d)	971,955	695,823
Class M2, 2.8225% 7/25/37 (b)(d)	1,037,318	716,165
Class M3, 2.8525% 7/25/37 (b)(d)	1,602,665	1,053,752
Class M4, 2.9825% 7/25/37 (b)(d)	2,520,293	1,512,176
Class M5, 3.0825% 7/25/37 (b)(d)	1,337,818	861,689
Class M6, 3.2825% 7/25/37 (b)(d)	1,018,643	627,688
Series 2007-4A:
Class B1, 5.0325% 9/25/37 (b)(d)	1,418,702	638,416
Class B2, 5.9325% 9/25/37 (b)(d)	5,041,628	2,268,733
Class M1, 3.4325% 9/25/37 (b)(d)	1,357,764	950,435
Class M2, 3.5325% 9/25/37 (b)(d)	1,357,764	882,547
Class M4, 4.0825% 9/25/37 (b)(d)	3,391,554	2,034,932
Class M5, 4.2325% 9/25/37 (b)(d)	3,391,554	1,865,355
Class M6, 4.4325% 9/25/37 (b)(d)	3,396,315	1,800,047
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 2.9113% 3/15/19 (b)(d)	$ 4,732,000	$ 3,832,920
Class H, 3.1213% 3/15/19 (b)(d)	3,184,000	2,764,038
Class J, 3.3213% 3/15/19 (b)(d)	2,392,000	2,063,471
Series 2007-BBA8:
Class D, 2.7213% 3/15/22 (b)(d)	2,452,000	2,096,460
Class E, 2.7713% 3/15/22 (b)(d)	12,733,000	10,695,720
Class F, 2.8213% 5/15/22 (b)(d)	7,808,000	6,402,560
Class G, 2.8713% 3/15/22 (b)(d)	2,006,750	1,605,400
Class H, 3.0213% 3/15/22 (b)(d)	2,452,000	1,857,473
Class J, 3.1713% 3/15/22 (b)(d)	2,452,000	1,829,272
Class X-1M, 1.12% 3/15/22 (b)(e)	143,960,831	22,501
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 2.8013% 11/15/36 (b)(d)	2,610,000	2,088,000
Class H, 2.8413% 11/15/36 (b)(d)	2,089,000	1,629,420
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 2.7813% 4/15/17 (b)(d)	5,582,000	5,201,727
Class E, 2.8413% 4/15/17 (b)(d)	1,777,000	1,642,254
Class F, 2.8813% 4/15/17 (b)(d)	1,008,000	921,489
Class G, 3.0213% 4/15/17 (b)(d)	1,008,000	923,868
Class H, 3.0913% 4/15/17 (b)(d)	1,008,000	912,969
Class J, 3.3213% 4/15/17 (b)(d)	773,000	681,921
Series 2005-FL11:
Class F, 2.9213% 11/15/17 (b)(d)	2,322,946	2,060,124
Class G, 2.9713% 11/15/17 (b)(d)	1,610,152	1,460,530
Series 2007-FL14:
Class F, 2.9713% 6/15/22 (b)(d)	11,700,840	8,634,193
Class G, 3.0213% 6/15/22 (b)(d)	1,722,754	1,271,621
Class H, 3.1713% 6/15/22 (b)(d)	1,722,754	1,182,166
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
2.6413% 2/15/22 (b)(d)	10,956,000	9,093,480
2.7413% 2/15/22 (b)(d)	3,913,000	3,130,400
Class F, 2.7913% 2/15/22 (b)(d)	7,825,000	6,025,250
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2013% 4/15/21 (b)(d)	2,562,000	2,075,220
Class J, 3.2713% 4/15/21 (b)(d)	1,709,000	1,367,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class K, 3.6713% 4/15/21 (b)(d)	$ 8,543,000	$ 6,663,540
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 2.89% 6/6/20 (b)(d)	4,906,000	4,022,920
Hilton Hotel Pool Trust floater Series 2000-HLTA Class B, 2.9575% 10/3/15 (b)(d)	3,738,000	3,721,515
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 2.7013% 11/15/18 (b)(d)	1,362,589	1,158,201
Class E, 2.7513% 11/15/18 (b)(d)	1,930,882	1,621,941
Class F, 2.8013% 11/15/18 (b)(d)	2,895,995	2,403,676
Class G, 2.8313% 11/15/18 (b)(d)	2,516,914	2,063,869
Class H, 2.9713% 11/15/18 (b)(d)	1,930,882	1,564,015
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8113% 9/15/21 (b)(d)	6,716,183	5,178,177
Class G, 2.8313% 9/15/21 (b)(d)	13,267,984	10,096,936
Class H, 2.8713% 9/15/21 (b)(d)	3,422,905	2,570,602
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 3.682% 7/15/19 (b)(d)	4,834,000	4,060,560
Series 2007-XCLA Class A1, 2.682% 7/17/17 (b)(d)	17,006,227	14,455,293
Series 2007-XLCA Class B, 2.982% 7/17/17 (b)(d)	9,639,411	7,229,558
Series 2007-XLFA:
Class D, 2.672% 10/15/20 (b)(d)	3,921,000	3,372,060
Class E, 2.732% 10/15/20 (b)(d)	4,904,000	3,972,240
Class F, 2.782% 10/15/20 (b)(d)	2,943,000	2,413,260
Class G, 2.822% 10/15/20 (b)(d)	3,638,000	2,910,400
Class H, 2.912% 10/15/20 (b)(d)	2,290,000	1,717,500
Class J, 3.062% 10/15/20 (b)(d)	2,614,000	1,777,520
Class MHRO, 3.172% 10/15/20 (b)(d)	1,062,540	796,905
Class MJPM, 3.482% 10/15/20 (b)(d)	362,115	264,344
Class MSTR, 3.182% 10/15/20 (b)(d)	655,000	451,950
Class NHRO, 3.372% 10/15/20 (b)(d)	1,551,819	1,132,828
Class NSTR, 3.332% 10/15/20 (b)(d)	610,000	408,700
Series 2007-XLC1:
Class C, 3.0713% 7/17/17 (b)(d)	13,156,886	9,209,820
Class D, 3.17% 7/17/17 (b)(d)	6,190,756	4,023,991
Class E, 3.2713% 7/17/17 (b)(d)	5,030,754	3,119,067
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9613% 3/24/18 (b)(d)	1,886,763	1,773,558
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 3.6713% 1/15/18 (b)(d)	$ 7,499,000	$ 6,899,080
Series 2006-WL7A:
Class E, 2.7513% 9/15/21 (b)(d)	8,188,000	6,796,040
Class F, 2.8113% 8/11/18 (b)(d)	11,034,000	9,378,900
Class G, 2.8313% 8/11/18 (b)(d)	10,453,000	8,675,990
Class J, 3.0713% 8/11/18 (b)(d)	2,324,000	1,708,605
Class X1A, 0.0232% 9/15/21 (b)(d)(e)	16,635,378	2,645
Series 2007-WHL8:
Class AP1, 3.1713% 6/15/20 (b)(d)	702,060	561,648
Class AP2, 3.2713% 6/15/20 (b)(d)	1,149,759	908,310
Class F, 2.9513% 6/15/20 (b)(d)	17,453,000	13,787,870
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $576,972,575)		452,815,718
Cash Equivalents - 36.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) #	5,225,194	5,225,000
2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	431,031	431,000
With:
Banc of America Securities LLC at 2.68%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $213,165,869, 4.65%- 7.88%, 9/1/08 - 3/7/67)	203,015,112	203,000,000
Barclays Capital, Inc. at 2.65%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations valued at $207,060,157, 1.95%- 4.69%, 7/28/08 - 4/2/08)	203,014,943	203,000,000
Citigroup Global Markets, Inc. at:
2.6%, dated 6/30/08 due 7/1/08 (Collateralized by Commercial Paper Obligations valued at $206,014,878, 0%, 7/1/08 - 9/30/08)	200,014,444	200,000,000
2.62%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $3,150,230, 5.49%- 7%, 1/22/10 - 3/15/38)	3,000,218	3,000,000
Credit Suisse First Boston, Inc. at 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $73,504,051)	70,005,250	70,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 2.65%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $213,111,864, 4.48%- 8.6%, 2/6/12 - 12/29/49)	$ 203,014,943	$ 203,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.65%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations valued at $209,091,579, 0%- 15.68%, 9/15/16 - 1/16/47)	203,014,943	203,000,000
Morgan Stanley & Co. at 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $213,804,815, 6.13%- 11.25%, 8/1/11 - 8/23/18)	203,015,225	203,000,000
UBS Warburg LLC at 2.65%, dated 6/30/08 due 7/1/08 (Collateralized by Mortgage Loan Obligations valued at $213,153,329, 0.07%- 12%, 6/25/04 - 11/20/48)	203,014,943	203,000,000
TOTAL CASH EQUIVALENTS (Cost $1,496,656,000)		1,496,656,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,909,855,113)		4,127,110,482
NET OTHER ASSETS - (0.8)%		(32,598,396)
NET ASSETS - 100%		$ 4,094,512,086
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (f)	Oct. 2034	$ 9,900,000	(2,409,373)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (f)	Feb. 2035	3,000,000	(2,548,602)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (f)

	June 2035	$ 3,000,000	$ (2,686,701)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (f)	Nov. 2035	7,900,000	(6,928,827)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36 (f)	July 2036	5,500,000	(5,081,107)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03%, 11/25/34 (f)	Dec. 2034	1,255,213	(859,869)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	7,900,000	(6,152,491)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	2,700,000	(2,094,934)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 13,540,000	$ (67,976)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(95,801)
		$ 65,345,213	$ (28,925,681)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,054,055,904 or 25.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $28,671,472.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $504,528,496 or 12.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,225,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 1,033,174
Barclays Capital, Inc.	1,455,495
Goldman, Sachs & Co.	2,736,331
$ 5,225,000
$431,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 87,434
Bank of America, NA	141,687
Barclays Capital, Inc.	149,161
ING Financial Markets LLC	46,289
WestLB AG	6,429
$ 431,000
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $4,909,826,062. Net unrealized depreciation aggregated $782,715,580, of which $29,682 related to appreciated investment securities and $782,745,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008